Fair Value Measurements (Details 3) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Changes in assets
Balance at the beginning of the period	$ 3,624,986	$ 3,060,069	$ 3,060,069	$ 1,662,911
Total gains (losses) included in earnings / losses	197,407	346,229	482,712	269,010
Total gains (losses) included in other comprehensive gain	502	279	1	3
Purchases relating to the acquisition of OAC				1,024,064
Purchases	300,452	259,005	355,916	286,067
Premiums paid	241	935	1,431	1,974
Sales		(4,364)	(5,926)	(2,018)
Lapsed policies	0		(16)
Interest accreted	107,784	111,798	149,292	125,496
Payments received	(324,683)	(307,174)	(418,493)	(307,379)
Maturities	(51)			(59)
Balance at the end of the period	3,895,131	3,466,777	3,624,986	3,060,069
Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the end of the period	197,460	346,023	482,508	269,568
VIE and other finance receivables, at fair market value
Changes in assets
Balance at the beginning of the period	3,615,188	3,041,090	3,041,090	1,644,763
Total gains (losses) included in earnings / losses	197,429	346,746	484,469	270,101
Purchases relating to the acquisition of OAC				1,017,009
Purchases	300,452	259,005	355,916	286,039
Sales	0	(447)	(1,778)	(237)
Lapsed policies	0
Interest accreted	107,784	111,798	149,292	125,496
Payments received	(322,345)	(303,721)	(413,801)	(302,081)
Balance at the end of the period	3,888,893	3,454,471	3,615,188	3,041,090
Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the end of the period	197,429	346,155	483,878	270,385
Life settlement contracts, at fair market value
Changes in assets
Balance at the beginning of the period	1,724	6,214	6,214	88
Total gains (losses) included in earnings / losses	(22)	(517)	(1,757)	(1,091)
Purchases relating to the acquisition of OAC				7,055
Purchases				28
Premiums paid	241	935	1,431	1,974
Sales	0	(3,917)	(4,148)	(1,781)
Lapsed policies	0		(16)
Maturities	(51)			(59)
Balance at the end of the period		2,715	1,724	6,214
Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the end of the period	31	(132)	(1,370)	(817)
Notes receivable, at fair market value
Changes in assets
Balance at the beginning of the period	8,074	12,765	12,765	18,060
Total gains (losses) included in other comprehensive gain	502	279	1	3
Lapsed policies	0
Payments received	(2,338)	(3,453)	(4,692)	(5,298)
Balance at the end of the period	$ 6,238	$ 9,591	$ 8,074	$ 12,765